REPURCHASE AGREEMENTS – NON-TRADING (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 7,590	£ 8,617
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	2,114	2,336
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 5,476	£ 6,281